Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Operating activities
General and administrative expenses	¥ (2,163)	$ (332)	¥ (2,732)	¥ (2,803)
Non-operating income (expenses):
Dividend income	97	15
Interest income	5,422	833	2,617	86
Interest expense	(778)	(120)	(682)	(563)
Gain on dissolution of subsidiaries (note 5)	6,460	993
Net realized loss on investments	(229)	(35)	(1,258)	(409)
Unrealized gain (loss) on trading securities still held at the balance sheet date	(2,264)	(348)	2,424	9,966
Exchange (loss) gain | ¥			244	(2,215)
Profit before income tax	6,545	1,006	613	4,062
Income tax expense (note 6)	0	0	0	0
Net income	6,545	1,006	613	4,062
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(50,891)	(7,822)	47,437	26,046
Change in unrealized (losses) gain	2,066	318	(2,968)	(2,811)
Net change	(48,825)	(7,504)	44,469	23,235
Total comprehensive income (loss)	¥ (42,280)	$ (6,498)	¥ 45,082	¥ 27,297
Earnings per common share Basic and diluted | (per share)	¥ 0.73	$ 0.11	¥ 0.07	¥ 0.45
Weighted average number of shares used in the calculation of earnings per common share Basic and diluted | shares	9,017,310	9,017,310	9,017,310	9,017,310